Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Unearned Compensation [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2010	$ 23,236,000	$ 32,000	$ (2,964,000)	$ 23,822,000	$ (38,000)	$ 2,238,000	$ 146,000
Balance, shares at Dec. 31, 2010		3,192,000
Net Income (Loss)	742,000					742,000
Unrealized appreciation (depreciation) on available-for- sale securities - net of tax	522,000						522,000
Stock Options/MRP shares expensed	68,000			31,000	37,000
Balance at Dec. 31, 2011	24,568,000	32,000	(2,964,000)	23,853,000	(1,000)	2,980,000	668,000
Balance, shares at Dec. 31, 2011		3,192,000
Net Income (Loss)	(214,000)					(214,000)
Unrealized appreciation (depreciation) on available-for- sale securities - net of tax	79,000						79,000
Stock Options/MRP shares expensed	2,000			1,000	1,000
Balance at Dec. 31, 2012	$ 24,435,000	$ 32,000	$ (2,964,000)	$ 23,854,000		$ 2,766,000	$ 747,000
Balance, shares at Dec. 31, 2012		3,192,000